Pzena Mid Cap Value Fund
Pzena Small Cap Value Fund
Pzena Emerging Markets Value Fund
Pzena International Small Cap Value Fund
Pzena International Value Fund

Supplement dated January 25, 2022 to the
Statement of Additional Information (the “SAI”)
dated June 28, 2021, as supplemented

Effective December 31, 2021, Gail S. Duree has retired from her position as an Independent Trustee of the Trust. References to Ms. Duree are removed from relevant sections of the SAI.

The Board recently appointed Mr. Ryan M. Charles as Assistant Secretary of the Trust and Ms. Michelle L. Sanville-Seebold as Deputy Chief Compliance Officer. Accordingly, the Management table in the SAI has been revised to reflect updated information as follows:

Independent Trustees(1)

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
David G. Mertens (age 61) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since March 2017.	Partner and Head of Business Development Ballast Equity Management, LLC (a privately-held investment advisory firm) (February 2019 to present); Managing Director and Vice President, Jensen Investment Management, Inc. (a privately-held investment advisory firm) (2002 to 2017).	5	Trustee, Advisors Series Trust (for series not affiliated with the Funds).
Joe D. Redwine (age 74) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since September 2008.	Retired; formerly Manager, President, CEO, U.S. Bancorp Fund Services, LLC, and its predecessors, (May 1991 to July 2017).	5	Trustee, Advisors Series Trust (for series not affiliated with the Funds).

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
Raymond B. Woolson (age 63) 615 E. Michigan Street Milwaukee, WI 53202	Chairman of the Board and Trustee	Indefinite term; since January 2020 Indefinite term; since January 2016.	President, Apogee Group, Inc. (financial consulting firm) (1998 to present).	5	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee, DoubleLine Funds Trust (an open-end investment company with 20 portfolios), DoubleLine Opportunistic Credit Fund, DoubleLine Selective Credit Fund and DoubleLine Income Solutions Fund, from 2010 to present.

Officers

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Jeffrey T. Rauman (age 53) 615 E. Michigan Street Milwaukee, WI 53202	President, Chief Executive Officer and Principal Executive Officer	Indefinite term; since December 2018.	Senior Vice President, Compliance and Administration, U.S. Bank Global Fund Services (February 1996 to present).
Cheryl L. King (age 60) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Treasurer and Principal Financial Officer	Indefinite term; since December 2007.	Vice President, Compliance and Administration, U.S. Bank Global Fund Services (October 1998 to present).

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Kevin Hayden (age 50) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term; since September 2013.	Vice President, Compliance and Administration, U.S. Bank Global Fund Services (June 2005 to present).
Richard R. Conner (age 39) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term; since December 2018.	Assistant Vice President, Compliance and Administration, U.S. Bank Global Fund Services (July 2010 to present).
Michael L. Ceccato (age 64) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Chief Compliance Officer and AML Officer	Indefinite term; since September 2009.	Senior Vice President, U.S. Bank Global Fund Services and Vice President, U.S. Bank N.A. (February 2008 to present).
Michelle L. Sanville-Seebold (age 49) 615 E. Michigan Street Milwaukee, WI 53202	Deputy Chief Compliance Officer	Indefinite term; since September 2021.	Vice President, U.S. Bank Global Fund Services (August 2014 to present).
Elaine E. Richards (age 53) 2020 E. Financial Way, Suite 100 Glendora, CA 91741	Vice President and Secretary	Indefinite term; since September 2019.	Senior Vice President, U.S. Bank Global Fund Services (July 2007 to present).
Ryan M. Charles (age 43) 2020 East Financial Way, Suite 100 Glendora, CA 91741	Assistant Secretary	Indefinite term; since January 2022.	Assistant Vice President, U.S. Bank Global Fund Services (May 2021 to present); Chief Legal Officer and Secretary Davis Selected Advisers, L.P. (2004 to 2021).
*    The Trustees have designated a mandatory retirement age of 75, such that each Trustee, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs (“Retiring Trustee”). Upon request, the Board may, by vote of a majority of Trustees eligible to vote on such matter, determine whether or not to extend such Retiring Trustee’s term and on the length of a one-time extension of up to three additional years.

Please retain this supplement with your SAI
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